Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Disclosure In Tabular Form Of Allowances For Credit Losses And Provision For Credit Losses (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2026	Mar. 31, 2026
Disclosure in Tabular Form of Allowances for Credit Losses and Provision for Credit Losses [Abstract]
Allowance for credit losses on off balance sheet exposures	¥ 17,175	¥ 17,611
Allowance for credit loss on available for sale debt securities	¥ 3,354	¥ 3,505